Additional Information - Revision to Previously Reported Cash Flow Information of Parent Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	¥ (142,822)	¥ (103,109)	¥ (330,305)
Net cash provided by investing activities	(42,653)	746,219	1,460,394
Net cash used in financing activities	(3,540)	(639,662)	(1,114,620)
Net decrease in cash, cash equivalents and restricted cash	(184,237)	(35,115)	(19,722)
Cash, cash equivalents and restricted cash at the beginning of the year	388,835	377,110	430,748
Cash, cash equivalents and restricted cash at the end of the year	204,598	388,835	377,110
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	(34,801)	(44,706)	(46,388)
Net cash provided by investing activities		627,070	1,875,726
Net cash used in financing activities	43,896	(565,113)	(1,847,832)
Net decrease in cash, cash equivalents and restricted cash	9,095	17,251	(18,494)
Cash, cash equivalents and restricted cash at the beginning of the year	24,932	7,681	26,175
Cash, cash equivalents and restricted cash at the end of the year	34,027	24,932	7,681
Parent Company | Previously Reported
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities		(113,573)
Net cash provided by investing activities		695,937
Net cash used in financing activities		(565,113)
Net decrease in cash, cash equivalents and restricted cash		17,251
Cash, cash equivalents and restricted cash at the beginning of the year	¥ 24,932	7,681
Cash, cash equivalents and restricted cash at the end of the year		24,932	¥ 7,681
Parent Company | Revision of Prior Period, Adjustment
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities		68,867
Net cash provided by investing activities		¥ (68,867)